SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

1.	Because most of our operations are conducted in Israel and all members of our board of directors, management, as well as a majority of our employees and consultants, including employees of our service providers, are located in Israel, our business and operations are directly affected by economic, political, geopolitical and military conditions affecting Israel.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. These attacks resulted in extensive deaths, injuries and kidnapping of civilians and soldiers in the southern part of the country. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks. In the weeks since the initial attack by Hamas, hostilities along Israel’s northern border with Hezbollah located in Lebanon have accelerated, and this clash may escalate in the future into a greater regional conflict.

Following the brutal attacks on Israel, the mobilization of army reserves and the government declaring a state of war in October 2023, there was a decrease in Israel’s economic and business activity. The security situation has led, inter alia, to a disruption in the supply chain and production, a decrease in the volume of national transportation, a shortage in manpower due to employees being called for active reserve duty as well as a rise in the exchange rate of foreign currencies in relation to the New Israel Shekel. These events may imply wider macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on the Company and its ability to effectively conduct its business, operations and affairs.

The intensity and duration of Israel’s current war is difficult to predict, and as are such war’s economic implications on the Company’s business and operations and on Israel’s economy in general. As at the reporting date the Company is unable to assess the extent of the effect of the war on its business activities and on the business activities of its subsidiaries, and on their medium and long term results. The Company is continuing to regularly follow developments on the matter and is examining the effects on its operations and the value of its assets.

2.	On October 2, 2023, the Company held its annual meeting of stockholders. At this meeting, stockholders approved, among other things (i) an amendment to the Company’s 2022 Share Incentive Plan (the “2022 Plan”) to increase the number of shares of Common Stock authorized for issuance under the 2022 Plan by an additional 928,572 shares of Common Stock, which amendment (the “2022 Plan Amendment”) was adopted by the board on July 31, 2023; (ii) an amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split of the Common Stock, by a ratio of no less than 1-for-7 and no more than 1-for-10, with the exact ratio to be determined by the board in its sole discretion (see note 1B above); (iii) the reincorporation of the Company from the State of Delaware to the State of Nevada by a parent-subsidiary merger, (iv) the issuance of more than 20% of the issued and outstanding Common Stock in a non-public offering pursuant to the terms of the Standby Equity Purchase Agreement, dated July 23, 2023, by and between the Company and YA II PN, Ltd., so that such issuances are made in accordance with Nasdaq Listing Rule 5635 and (v) a non-binding resolution to approve a grant of shares under the 2022 Plan, as compensation to each member of the board (excluding Roy Borochov).

3.	On October 4, 2023, the Company filed the amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the Reverse Stock Split, effective on October 5, 2023. Pursuant to the amendment, every seven shares of issued and outstanding Common Stock were automatically combined into one issued and outstanding share of Common Stock. No fractional shares were issued in connection with the Reverse Stock Split and the shares were rounded to the nearest whole number. The authorized capital and par value of the Common Stock remained unchanged.

4.	On November 6, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Save Foods, Inc., a newly formed Nevada corporation and its wholly owned subsidiary (the “Surviving Corporation”), pursuant to which, on the same date, the Company, as parent in this transaction, merged with and into the Surviving Corporation (the “Reincorporation Merger”). Upon the consummation of the Reincorporation Merger, the Company ceased its legal existence as a Delaware corporation, and the Surviving Corporation continued Company’s business as the surviving corporation in the Reincorporation Merger under the name “Save Foods, Inc.” succeeding to all Company’s rights, assets, liabilities and obligations, except that its affairs ceased to be governed by the Delaware General Corporation Law and became subject to the Nevada Revised Statutes. Pursuant to the Merger Agreement, the Articles of Incorporation and the Bylaws of the Surviving Corporation (the “Nevada Bylaws”), as in effect prior to the consummation of the Reincorporation Merger, continue in full force and effect as the Surviving Corporation’s Articles of Incorporation and the Nevada Bylaws.

5.	On November 6, 2023, the Company issued 20,000 shares of Common Stock to the Investor pursuant to the terms of the Purchase Agreement, as detailed in note 4(12).

6.	On November 8, 2023, the Company issued to a consultant 1,286 shares of Common Stock for consulting services provided to the Company. see note 4(2).

7.

On November 12, 2023, upon the recommendation of the nominating and corporate governance committee of the board, Liat Sidi was appointed as a Class II Director to serve until the Company’s 2026 annual meeting of stockholders. Ms. Sidi was not appointed to serve on any committee of the board. The board of directors has determined that Ms. Sidi is independent and there are no family relationships between Ms. Sidi and any other director or executive officer of the Company. Ms. Sidi currently serves as a director of Plantify.

NOTE 19 – SUBSEQUENT EVENTS

1.	On January 20, 2023, the Company entered into consulting agreement with a consultant for a period of twelve months. According to the agreement, the Company will issue on a quarterly basis, subject to the approval of the board of directors of the company, (a) 3,572 restricted shares of the company’s common stock par value $0.0001 per share (the “Common Stock”) issued fully earned in connection with services rendered for the first quarter of 2023, and (b) 2,143 restricted shares of Common Stock issued fully earned in connection with services rendered for each subsequent quarter of 2023, such that, the consultant receive an aggregate of 10,000 restricted shares of Common Stock.

2.	On January 19, 2023 the Company terminated the employment of its Chief Operating Officer and Head of Science (“the COO”). The Company and the COO agreed that in addition to the termination benefits the COO is entitled to per her employment agreement, the COO’ shall be entitled to a termination bonus of NIS 60,000 (approximately $17,000) and the issuance of 1,000 shares of the Company.

3.	On January 26, 2023, the Company entered into Advisory Agreement with a consultant for a period of ninety days and after ninety days may be extended for any term mutually acceptable to the parties hereto. According to the agreement, the consultant shall serve as an advisor to the Company in connection with pursuing and evaluating entering into an equity purchase agreement (the “Equity Purchase Agreement”) with an institutional investor. The Company shall pay a success fee (the “Success Fee”) in the amount equal to 6% of the gross proceeds received by the Company under the Equity Purchase Agreement to be paid within five working days of each receipt of funds. However, with respect to any amount received by the Company from certain investors, the Success Fee shall be 5%.